Employee benefits - Costs recognized in the statement of comprehensive income and risks related to plans (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Costs recognized in the statement of comprehensive income
Total retirement benefit obligation	$ (46)	$ (70)	$ 69
Overfunded pension plans
Costs recognized in the statement of comprehensive income
Balance at beginning of the year	(153)	(113)	(143)
Effect of changes actuarial assumptions	(65)	(271)	184
Return on plan assets (excluding interest income)		281	(284)
Change of asset ceiling / costly liabilities (excluding interest income)	47	(36)	70
Others	(3)
Total	(21)	(26)	(30)
Deferred income tax	7	9	10
Total retirement benefit obligation	(14)	(17)	(20)
Translation adjustments	4	(23)	49
Transfers/ disposal			1
Accumulated other comprehensive income	(163)	(153)	(113)
Underfunded pension plans
Costs recognized in the statement of comprehensive income
Balance at beginning of the year	(496)	(495)	(570)
Effect of changes actuarial assumptions	(167)	(117)	70
Return on plan assets (excluding interest income)	167	71	(8)
Others		35	2
Total		(11)	64
Deferred income tax	(3)	16	2
Total retirement benefit obligation	(3)	5	66
Translation adjustments	4	(6)	10
Transfers/ disposal	(1)		(1)
Accumulated other comprehensive income	(496)	(496)	(495)
Other benefits
Costs recognized in the statement of comprehensive income
Balance at beginning of the year	(160)	(95)	(132)
Effect of changes actuarial assumptions	(27)	(75)	31
Others	(14)		1
Total	(41)	(75)	32
Deferred income tax	12	17	(9)
Total retirement benefit obligation	(29)	(58)	23
Translation adjustments	1	(7)	14
Transfers/ disposal	(1)
Accumulated other comprehensive income	$ (189)	$ (160)	$ (95)